Fair Value of Financial Instruments and Interest Rate Swaps	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Interest Rate Swaps
NOTE 13: FAIR VALUE OF FINANCIAL INSTRUMENTS AND INTEREST RATE SWAPS
Fair Value of Financial Instruments
For assets and liabilities that are measured using quoted prices in active markets (Level 1), total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, discounts or blockage factors. Assets and liabilities that are measured using significant other observable inputs are valued by reference to similar assets or liabilities (Level 2), adjusted for contract restrictions and other terms specific to that asset or liability. For these items, a significant portion of fair value is derived by reference to quoted prices of similar assets or liabilities in active markets. For all remaining assets and liabilities, fair value is derived using other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques (Level 3) and not based on market exchange, dealer or broker traded transactions. These valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.
The fair value of our financial instruments are as follows:

(in millions)	Level 1	Level 2	Level 3
As of December 26, 2020
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 11)	$—	$(4,033)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(119)	$—
As of June 26, 2021
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 11)	$—	$(3,991)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(86)	$—
The fair value of the debt is based on third party quotations and is therefore classified as Level 2. The fair value of our derivative financial instruments, including interest rate swaps, are valued in the market using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 fair value measurement inputs such as spot rates, foreign currency exchange rates, and the instrument’s term, notional amount and discount rate.
The fair values of our financial instruments included in Cash and cash equivalents, Accounts receivable, net, Other current assets, Accounts payable and other current liabilities on the condensed consolidated balance sheets approximate their carrying amounts due to their short maturities. We measure the fair value of money market accounts, included in Cash and cash equivalents on the condensed consolidated balance sheets, on a recurring basis and have classified them as Level 1 because the fair value is measured with quoted prices in active markets. These amounts have been excluded from the table.
There were no transfers of assets or liabilities between fair value measurement levels. Transfers between fair value measurement levels are recognized at the end of the reporting period.
Interest Rate Swaps
We have multiple interest rate swaps in order to fix the LIBOR portion of our USD denominated variable rate borrowings (Note 11). As of June 26, 2021, the outstanding effective arrangements were as follows:

Notional Value (in millions)	Effective Date	Expiration Date	Fixed Rate
$250	January 29, 2018	January 29, 2022	2.41%
$275	January 29, 2018	January 29, 2023	2.48%
$275	January 29, 2018	January 29, 2023	2.49%
$475	March 29, 2019	March 29, 2024	2.40%
$750	March 4, 2020	September 29, 2024	2.07%
$250	March 29, 2020	March 29, 2024	0.93%
$225	January 29, 2021	January 29, 2024	0.42%
Subsequent to the completion of the sale of the Enterprise Business, we notified our lenders of our intent to prepay approximately $1 billion of our indebtedness, which will be completed in August 2021. We also terminated $150 million of our $250 million notional interest rate swap that had an expiration date of January 29, 2022 (Note 3).
The gross amounts of our interest rate swaps, which are subject to master netting arrangements, were as follows:

(in millions)	Gross amounts recognized	Gross amount offset in Balance Sheets	Net amounts presented in Balance Sheets
As of December 26, 2020
Accounts payable and other current liabilities	$(43)	$—	$(43)
Other long-term liabilities	(76)	—	(76)

As of June 26, 2021
Accounts payable and other current liabilities	$(41)	$—	$(41)
Other long-term liabilities	(45)	—	(45)

NOTE 15: FAIR VALUE OF FINANCIAL INSTRUMENTS AND INTEREST RATE SWAPS
Fair Value of Financial Instruments
For assets and liabilities that are measured using quoted prices in active markets (Level 1), total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, discounts or blockage factors. Assets and liabilities that are measured using significant other observable inputs are valued by reference to similar assets or liabilities (Level 2), adjusted for contract restrictions and other terms specific to that asset or liability. For these items, a significant portion of fair value is derived by reference to quoted prices of similar assets or liabilities in active markets. For all remaining assets and liabilities, fair value is derived using other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques (Level 3) and not based on market exchange, dealer or broker traded transactions. These valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.
The fair value of our financial instruments are as follows:

(in millions)	Level 1	Level 2	Level 3
As of December 28, 2019
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 13)	$—	$(4,817)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(61)	$—
As of December 26, 2020
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 13)	$—	$(4,033)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(119)	$—
The fair value of the debt is based on third party quotations and is therefore classified as Level 2. The fair value of our derivative financial instruments, including interest rate swaps, are valued in the market using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 fair value measurement inputs such as spot rates, foreign currency exchange rates, and the instrument’s term, notional amount and discount rate.
The fair values of our financial instruments included in Cash and cash equivalents, Accounts receivable, net, Other current assets and Accounts payable and accrued liabilities on the consolidated balance sheets approximate their carrying amounts due to their short maturities. We measure the fair value of money market accounts, included in Cash and cash equivalents on the consolidated balance sheets, on a recurring basis and have classified as Level 1 because the fair value is measured with quoted prices in active markets. These amounts have been excluded from the table.
There were no transfers of assets or liabilities between fair value measurement. Transfers between fair value measurement levels are recognized at the end of the reporting period.
Interest Rate Swaps
As of December 26, 2020, the outstanding effective hedging arrangements were as follows:

Notional Value (in millions)	Effective Date	Expiration Date	Fixed Rate
$225	January 29, 2018	January 29, 2021	2.33%
$250	January 29, 2018	January 29, 2022	2.41%
$275	January 29, 2018	January 29, 2023	2.48%
$275	January 29, 2018	January 29, 2023	2.49%
$475	March 29, 2019	March 29, 2024	2.40%
$750	March 4, 2020	September 29, 2024	2.07%
$250	March 29, 2020	March 29, 2024	0.93%
$225	January 29, 2021	January 29, 2024	0.42%

On March 2, 2020, we cancelled an existing interest rate swap with a notional value of $750 million and accepted an off-market
fixed rate on a new interest rate swap to offset the cost of the fair value of the original swap. At the time of the cancellation, the original interest rate swap had a negative fair value of $37 million and was recorded in Accounts payable and other current liabilities and Other long-term liabilities on the consolidated balance sheet. The liability associated with the original interest rate swap was incorporated into the fair value of the new interest rate swap.
The gross amounts of our interest rate swaps, which are subject to master netting arrangements, were as follows:

(in millions)	Gross amounts recognized	Gross amount offset in Balance Sheets	Net amounts presented in Balance Sheets
As of December 28, 2019
Accounts payable and other current liabilities	$(19)	$—	$(19)
Other long-term liabilities	(42)	—	(42)

As of December 26, 2020
Accounts payable and other current liabilities	$(43)	$—	$(43)
Other long-term liabilities	(76)	—	(76)